Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,159	3,117	12,589	10,084	9,038
ESOP and stock compensation expense	1,907	1,929	3,871	3,819	3,618
Depreciation	1,336	1,008	2,151	1,791	1,679
Amortization of premiums, and deferred loan costs, net of (accretion) of discounts, and deferred loan fees	504	295	1,653	1,101	(1,486)
Amortization of mortgage servicing rights			60	117	113
Income on bank owned life insurance	(1,429)	(1,487)	(2,973)	(2,273)	(1,750)
Gain on sale of premises and equipment and other real estate owned		(84)	(84)	(197)
Net gain on sale of loans held-for-sale	(123)	(15)	(20)	(34)	(138)
Proceeds from sale of loans held-for-sale	10,161	5,484	11,206	5,713	7,509
Origination of loans held-for-sale	(6,493)	(4,424)	(10,467)	(6,849)	(7,371)
Gain on securities transactions, net	(2,060)	(2,644)	(2,603)	(1,853)	(891)
Bargain purchase gain, net of tax			(3,560)
Net impairment losses on securities recognized in earnings		409	409	154	176
Net purchases of trading securities	(91)	(205)	(202)	(95)	(313)
Decrease in accrued interest receivable	820	305	125	181	265
(Increase) decrease in other assets	1,747	(2,084)	(1,659)	(18)	148
Decrease (increase) in prepaid FDIC assessment			1,609	1,610	(5,736)
Deferred taxes			(2,883)	(2,905)	(4,938)
Decrease in accrued expenses and other liabilities	(1,506)	(491)	1,196	1,263	2,831
Amortization of core deposit intangible	163	59	219	173	336
Net cash provided by operating activities	14,991	10,489	27,460	25,575	15,164
Cash flows from investing activities:
Net decrease (increase) in loans receivable	384	(76,940)	(169,258)	(103,037)	(108,385)
Purchase of loans					(35,369)
(Purchase) redemptions of Federal Home Loan Bank of New York stock, net	(1,531)	1,153	(2,628)	(3,363)	2,989
Purchases of securities available-for-sale	(466,713)	(342,901)	(476,918)	(845,781)	(655,765)
Principal payments and maturities on securities available-for-sale	217,587	198,444	403,389	581,525	500,518
Principal payments and maturities on securities held-to-maturity	784	641	1,442	1,684	4,575
Proceeds from sale of securities available-for-sale	130,276	114,446	182,658	221,187	3,293
Proceeds from sale of securities held-to-maturity					3,371
Purchases of certificates of deposit in other financial institutions					(63)
Proceeds from maturities of certificates of deposit in other financial institutions					53,716
Purchase of bank owned life insurance				(28,781)
Proceeds from sale of other real estate owned	1,416	487	571	721
Proceeds from the sale of premises and equipment				394
Purchases and improvements of premises and equipment	(4,494)	(2,460)	(6,082)	(5,369)	(5,456)
Net cash acquired in business combinations			77,449
Net cash provided by (used in) investing activities	(122,291)	(107,130)	10,623	(180,820)	(236,576)
Cash flows from financing activities:
Net (decrease) increase in deposits	49,655	75,728	(67,550)	55,957	292,446
Dividends paid	(1,716)	(1,846)	(3,701)	(3,308)	(2,963)
Exercise of stock options		5	15	137
Purchase of treasury stock	(4,344)	(12,838)	(37,821)	(8,213)	(19,929)
Additional tax benefit on equity awards	204	186	186	231
Increase (decrease) in advance payments by borrowers for taxes and insurance	976	1,176	1,508	(64)	(3,066)
Repayments under capital lease obligations	(122)	(102)	(217)	(187)	(160)
Proceeds from securities sold under agreements to repurchase and other borrowings	175,759	412,981	584,508	378,501	138,600
Repayments related to securities sold under agreements to repurchase and other borrowings	(144,000)	(359,594)	(493,594)	(266,501)	(191,100)
Net cash provided by financing activities	76,412	115,696	(16,666)	156,553	213,828
Net (decrease) increase in cash and cash equivalents	(30,888)	19,055	21,417	1,308	(7,584)
Cash and cash equivalents at beginning of period	65,269	43,852	43,852	42,544	50,128
Cash and cash equivalents at end of period	34,381	62,907	65,269	43,852	42,544
Cash paid during the period for:
Interest	11,741	12,586	25,008	24,463	29,334
Income taxes	4,229	6,129	9,483	9,776	10,351
Non-cash transactions:
Loans charged-off, net	953	1,416	7,572	3,679	2,402
Transfers of loans to other real estate owned	306	376	2,509		1,348
Other real estate owned charged-off	101	26	26	146
Loan to finance sale of other real estate owned				900
(Decrease) increase in due to broker for purchases of securities available-for-sale		(70,747)	(70,747)	70,747
Transfers of loans to held-for-sale			7,497
Non-cash assets acquired:
Securities available-for-sale			21,195
Loans			91,917
Core deposit intangible			1,160
Other real estate owned			1,166
Accrued interest receivable			862
FHLB NY stock			265
Other assets			633
Non-cash liabilities assumed:
Deposits			188,234
Other liabilities			$ 480